CONVERTIBLE NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Convertible Notes
CONVERTIBLE NOTES

NOTE 11. CONVERTIBLE NOTES

The following table provides a summary of the activity of the Company's secured, convertible, promissory notes:

	Principal Balance 12/31/2022	Notes converted	Principal Balance 6/30/2023	Less: Discount Balance	Net Principal Balance 6/30/2023
Sabby Volatility Warrant Master Fund, LTD	$7,392,899	$(4,431,207)	$2,961,692	$(782,138)	$2,179,554
L1 Capital Global Opportunities Master Fund, Ltd	7,500,000	(2,843,333)	4,656,667	(1,229,754)	3,426,913
	$14,892,899	$(7,274,540)	$7,618,359	$(2,011,892)	$5,606,467

Sabby / L1 Convertible Notes

On December 19, 2022, the Company entered into a Securities Purchase Contract (the “Securities Purchase Contract”) with two institutional investors (each, an “Investor” and collectively, the “Investors”) for the issuance to the Investors of $12,500,000 in aggregate principal amount of Senior Secured Original Issue 10% Discount Convertible Advance Notes pursuant to a direct registered offering (the “Registered Advance Notes”) and $2,500,000 in aggregate principal amount of Senior Secured Original Issue 10% Discount Convertible Advance Notes in a concurrent private placement (the “Private Placement Advance Notes” and, together with the Registered Advance Notes, the “Advance Notes”).

On March 29, 2023, the Company and each of the Investors entered into a Waiver and Amendment Agreement (the “Amendment”) relating to the Securities Purchase Contract and the Advance Notes to waive any event of default arising under Section 2.1 of the Advance Notes relating to the Company’s receipt of notice from the Listing Qualifications Department of Nasdaq indicating that the Company is not in compliance with the $1.00 Minimum Bid Price Requirement set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on The Nasdaq Capital Market (the “Specified Default”).

Pursuant to the Amendment, the Company and each of the Investors agreed to waive the Specified Default and further agreed to the amend the Advance Notes to provide that (i) the new “Floor Price” for all purposes of the Advance Notes is $0.20 per share of the Company’s common stock, (ii) until the Company regains compliance with the $1.00 Minimum Bid Price Requirement, “Conversion Price” under the Advance Notes will mean the “Alternative Conversion Price” (as defined in the Advance Notes) and (iii) the Company will make certain prepayments of the Advance Notes held by the Investors on the following dates and in the following aggregate cash amounts, at a price equal to 100% of the principal amount of the Advance Notes to be repaid plus accrued and unpaid interest thereon (if any). The Company's failure to comply with the terms of the Amendment would constitute an Event of Default under the Advance Notes.

On April 12, 2023, the Company and each of the Investors entered in a further amendment to the Amendment (the “Revised Amendment”), to provide for a consistent prepayment schedule for the Advance Notes held by each of the Investors. After giving effect to the Revised Amendment, the Advance Notes will be prepaid by the Company in cash on the following dates and in the following aggregate amounts, at a price equal to 100% of the principal amount of the Advance Notes to be prepaid plus accrued and unpaid interest thereon (if any). The Company’s failure to comply with the terms of the Revised Amendment would constitute an “Event of Default” under the Advance Notes.

Prepayment Date	Aggregate
April 3, 2023	$333,333
April 13, 2023	333,333
May 18, 2023	666,667
June 19, 2023	666,667
$2,000,000

On May 22, 2023, the Investors and the Company agreed to defer for 90 days each of the two prepayments of $666,667 that were scheduled for May 18, 2023 and June 19, 2023. Accordingly, (i) the May 18, 2023 payment is deferred until August 16, 2023, and (ii) the June 19, 2023 payment is delayed until September 17, 2023.

On May 25, 2023, the Company and each of the Investors entered into a Waiver and Amendment Agreement (the “Second Amendment”) relating to the Securities Purchase Contract and the Advance Notes. Pursuant to the Second Amendment, the Company and each of the Investors agreed to amend the Advance Notes to provide that if the Company receives a Notice of Conversion at a time that the Conversion Price (or, as applicable, the Alternative Conversion Price) then in effect Price, without regard to the Floor Price (the “Applicable Conversion Price”), is less than the Floor Price then in effect, the Company shall issue a number of shares equal to the Conversion Amount divided by such Floor Price and, at its election (x) pay the economic difference between the Applicable Conversion Price and such Floor Price (the “Outstanding Conversion Amount”) in cash at such time or (y) pay the Outstanding Conversion Amount following the consummation of a reverse stock split by the Company (1) in cash or (2) by issuing to the Holder a number of shares of Common Stock with an aggregate value equal to the Outstanding Conversion Amount, with the value per share of Common Stock for purposes of such calculation equal to (i) if such shares are issued on or prior to August 23, 2023, the daily VWAP of the Common Stock on the Trading Day following the date of the consummation of such reverse stock split or (ii) if such shares are issued after August 23, 2023, 90% of the daily VWAP of the Common Stock on the Trading Day following the date of the consummation of such reverse stock split. As of June 30, 2023, the Company had $500,370 in Outstanding Conversion Amounts recorded as Conversions Payable on the Condensed Balance Sheets.

The Securities Purchase Contract also included certain warrants to purchase up to 2,513,406 shares of common stock (the "Warrants"). The Warrants were issued with an exercise price equal to $3.93 per share, subject to certain adjustments in certain events, including the future issuance by the Company of securities with a purchase or conversion, exercise or exchange price that is less than the exercise price of the Warrants then in effect at any time.

On April 14, 2023 the Company entered a securities purchase agreement (“SPA”) with Lucro Investments VCC-ESG Opportunities Fund (“Lucro”) for an approximate $9 million private placement (the “Private Placement”) of an aggregate of 7,499,997 shares of the Company’s Common Stock. The per share purchase price for the Shares is $1.20 per share. The terms of the SPA with Lucro triggered certain adjustments to the Advance Notes and the Warrants in accordance with the existing terms of the outstanding Advance Notes and the outstanding Warrants. Following these adjustments:

•	The fixed conversion price of the remaining principal outstanding on the Advance Notes was lowered to $0.3661 per share of Common Stock;
•	The exercise price of the outstanding Warrants was lowered to $0.3661 per share of Common Stock; and
•	The number of shares that the Warrants are exercisable for increased from 2,513,406 to 26,980,840 shares of Common Stock.

On June 29, 2023 the Company entered a securities purchase agreement (“Series 1B SPA”) with accredited investors (the "Accredited Investors") for the private placement of $900,000 for 900 shares of the Company’s newly designated Series 1B Convertible Preferred Stock (“Series 1B Preferred Stock”) (Note 13). Shares of the Series 1B Preferred Stock are convertible at the option of the holder into common stock at an initial conversion price of equal to $0.14 per share.

The terms of the Series 1B SPA triggered certain further adjustments to the Advance Notes and the Warrants in accordance with the existing terms of the outstanding Advance Notes and the outstanding Warrants. Following these further adjustments in June 2023:

1.	The fixed conversion price of the remaining principal outstanding on the Advance Notes was lowered to $0.1268 per share of Common Stock;
2.	The exercise price of the outstanding Warrants was lowered to $0.1268 per share of Common Stock; and
3.	The number of shares that the Warrants are exercisable for increased from 26,980,840 to 77,899,728 shares of Common Stock.

Pursuant to ASC 260, Earnings per Share, the Company recorded a deemed dividend for the down round adjustments of $11,653,986 which reduced income available to common shareholders in the Company's earnings per share calculations.

During the six months ended June 30, 2023, the Company settled $7.3 million of principal as follows:

Debt Settlement
Equity issued for convertible debt	$3,364,467
Conversions payable	500,370
Cash repayments	1,025,423
Accelerated discount recognized in APIC	2,384,280
Principal settled during the six months ended June 30, 2023	$7,274,540

During the three and six months ended June 30, 2023, the Company had interest expense of $746,578 and $1,799,506, respectively, of which, $640,438 and $1,542,097 for the three and six months ended June 30, 2023, respectively, was due to accretion of discount on the Advanced Notes. Interest payable was $105,647 as of June 30, 2023.

NOTE 12. CONVERTIBLE NOTES

The following tables provide a summary of the activity of the Company's convertible notes:

	Principal Balance 1/1/2021	New Notes	Notes assigned or exchanged	Notes converted	Principal Balance 12/31/2021	Less: Discount Balance	Net Principal Balance 12/31/2021
BD1 Notes (related party)	$10,500,000	$—	$(600,000)	$—	$9,900,000	$(2,210,182)	$7,689,818
Crowdex Note (related party)	250,000	—	—	(250,000)	—	—	—
Nanyang Note	—	—	600,000	(100,000)	500,000	(112,971)	387,029
	$10,750,000	$—	$—	$(350,000)	$10,400,000	$(2,323,153)	$8,076,847

	Principal Balance 12/31/2021	New Notes	Notes assigned or exchanged	Notes converted	Principal Balance 12/31/2022	Less: Discount Balance	Net Principal Balance 12/31/2022
Nanyang Note	500,000	—	1,000,000	(1,500,000)	—	—	—
Fleur	—	—	1,000,000	(1,000,000)	—	—	—
Sabby	—	7,500,000	—	(107,101)	7,392,899	(4,777,643)	2,615,256
L1	—	7,500,000	—	—	7,500,000	(4,846,857)	2,653,143
	$10,400,000	$15,000,000	$—	$(10,507,101)	$14,892,899	$(9,624,500)	$5,268,399

BD1 Convertible Note

On December 18, 2020, the Company entered into a securities exchange agreement (“BD1 Exchange Agreement”) with BD1, who had previously acquired $6,252,000 of principal of existing unsecured debt and $1,145,000 of accrued interest from a number of investors. Pursuant to the terms of the BD1 Exchange Agreement, BD1 agreed to surrender and exchange all of its outstanding promissory notes with principal balances of approximately $10.4 million (including accrued interest and default penalties). In exchange, the Company issued to BD1 two unsecured convertible notes with an aggregate principal amount of $10,500,000 (“BD1 Exchange Notes”). The BD1 Exchange Notes do not bear any interest, and will mature on December 18, 2025. BD1 has the right, at any time until the BD1 Exchange Notes are fully paid, to convert any outstanding and unpaid principal into shares of Common Stock at a fixed conversion price equal to $0.50 per share. Accordingly, the Company would issue 21,000,000 shares of Common Stock upon a full conversion of the BD1 Exchange Notes.

On August 13, 2021, BD1 assigned $600,000 of its outstanding principal balance to Nanyang Investment Management Pte Ltd (“Nanyang”). As of December 31, 2021, BD1 held notes with an aggregate principal amount of $9,900,000 convertible to 19,800,000 shares of common stock.

On January 3, 2022, BD1 assigned $1,000,000 of its convertible notes to Fleur Capital Pte Ltd (“Fleur”). On January 21, 2022, BD1 assigned $1,000,000 of its convertible notes to Nanyang . The aggregate remaining principal balance held by BD1 after these assignments was $7,900,000. On February 1, 2022, BD1 converted all of their remaining $7,900,000 aggregate outstanding principal amount into 15,800,000 shares of common stock. The remaining discount of approximately $1,721,000 was charged to interest expense upon conversion.

Nanyang Convertible Note

On August 13, 2021, as discussed above, BD1 assigned $600,000 of the BD1 Exchange Notes to Nanyang. This note does not bear any interest and will mature on December 18, 2025. Nanyang has the right, at any time until the note is fully paid, to convert any outstanding and unpaid principal into share of common stock at a fixed conversion price equal to $0.50 per share. Accordingly, the Company would issue 1,200,000 common shares upon full conversion of this note. Shares of common stock may not be issued pursuant to this note if, after giving effect to the conversion or issuance, Nanyang, together with its affiliates, would beneficially own in excess of 4.99% of the outstanding shares of the Company’s common stock.

On October 13, 2021, $100,000 of Nanyang’s convertible notes were converted into 200,000 shares of common stock. As of December 31, 2021, Nanyang held notes with an aggregate principal amount of $500,000 convertible to 1,000,000 shares of common stock.

On January 21, 2022, as discussed above, BD1 assigned $1,000,000 of the BD1 Convertible Notes to Nanyang. This note does not bear any interest and will mature on December 18, 2025. Nanyang has the right, at any time until the note is fully paid, to convert any outstanding and unpaid principal into shares of common stock at a fixed conversion price equal to $0.50 per share. Shares of common stock may not be issued pursuant to this note if, after giving effect to the conversion or issuance, Nanyang, together with its affiliates, would beneficially own in excess of 4.99% of the outstanding shares of the Company’s common stock. The discount on the principal is charged to interest expense, ratably, over the life of the note.

On February 2, 2022, Nanyang converted $600,000 of their convertible notes into 1,200,000 shares of common stock. The associated discount on the converted portion of the notes of approximately $133,000 was charged to interest expense.

In July 2022, the Company and Nanyang agreed to waive the 4.99% cap on securities beneficially owned by Nanyang and its affiliates. On July 11, 2022, Nanyang converted all of their remaining $900,000 balance of their convertible notes into 1,800,000 shares of common stock. The remaining associated discount of approximately $176,000 on the note was charged to interest expense.

Fleur Convertible Note

On January 21, 2022, as discussed above, BD1 assigned $1,000,000 of the BD1 Convertible Notes to Fleur. This note does not bear any interest and will mature on December 18, 2025. Fleur has the right, at any time until the note is fully paid, to convert any outstanding and unpaid principal into shares of common stock at a fixed conversion price equal to $0.50 per share. Shares of common stock may not be issued pursuant to this note if, after giving effect to the conversion or issuance, Fleur, together with its affiliates, would beneficially own in excess of 4.99% of the outstanding shares of the Company’s common stock. The discount on the principal is charged to interest expense, ratably, over the life of the note.

On February 2, 2022, Fleur converted $700,000 of their convertible notes into 1,400,000 shares of common stock. The associated discount on the converted portion of the notes of approximately $155,000 was charged to interest expense. The discount on the remaining principal will be charged to interest expense, ratably, over the life of the note.

In July 2022, the Company and Fleur agreed to waive the 4.99% cap on securities beneficially owned by Fleur. On July 11, 2022, Fleur converted all of their remaining $300,000 balance of their convertible notes into 600,000 shares of common stock. The remaining associated discount of approximately $59,000 on the note was charged to interest expense.

Sabby / L1 Convertible Note

On December 19, 2022, the Company entered into a Securities Purchase Contract (the “Purchase Contract”) with two institutional investors (each, an “Investor” and collectively, the “Investors”) for the issuance of $12,500,000 in aggregate principal amount of Senior Secured Original Issue 10% Discount Convertible Advance Notes, for a purchase price of $11,250,000 in cash, net of an original issuance discount of $1,250,000 (the “Registered Advance Notes”), which matures in 18 months, bears 4.5% interest per annum, payable, at the option of the Company, in kind or in cash, subject to certain conditions, and is convertible, at the option of the holders from time to time, into shares of the Company’s Common Stock, or repayable in cash at maturity.

Under the Purchase Contract, in a concurrent private placement (the “Private Placement”), the Company issued to the Investors an additional $2,500,000 in aggregate principal amount of Senior Secured Original Issue 10% Discount Convertible Advance Notes, for a purchase price of $2,250,000 in cash, net of an original issuance discount of $250,000 (the “Private Placement Advance Notes” and, together with the Registered Advance Notes, the “Advance Notes”), which matures in 18 months, bears 4.5% interest per annum, payable, at the option of the Company, in kind or in cash, subject to certain conditions, and is convertible, at the option of the holders from time to time, into shares of the Company’s Common Stock, or repayable in cash at maturity.

The Advanced Notes are also secured by a pledge of all assets of the Company pursuant to a Security Agreement, dated as of December 19, 2022 and can be converted, at the option of the Investors, into shares of the Company’s Common Stock at a conversion price, which is equal to the lower of (1) a 30% premium to the average of the five most recent daily volume weighted average price (“VWAPs”) of the Common Stock as measured on the day prior to the issuance of the Registered Advance Notes (the “Fixed Conversion Price”) and (2) 92.5% of the three lowest VWAPs of the Common Stock on the 10 trading days preceding delivery of a Conversion Notice by an Investor. The conversion price cannot be less than $0.57 if required in accordance with the rules and regulations of Nasdaq. An Investor (together with its affiliates) may not convert any portion of such Investor’s Advance Notes to the extent that the Investor would beneficially own more than 4.99% of the Company’s outstanding shares of Common Stock after conversion, except that upon at least 61 days prior notice from the Investor to the Company, the Investor may increase the maximum amount of its beneficial ownership of the Company’s outstanding shares of Common Stock after converting the holder’s Advance Notes to up to 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to the conversion.

Additionally, the Investors have the option to require early prepayment of the principal amount of the Registered Advance Notes in cash from up to 30% of the gross proceeds of any subsequent issuance by the Company, for cash, of shares of the Company’s Common Stock or convertible securities, or any combination of units thereof. The Company, pursuant to the terms in the Purchase Contract, 210 days after the date of the Purchase Contract, may request that one of the Investors (the “Additional Advance Notes Investor”) acquire from the Company for a purchase price equal to 90% of the principal amounts thereof, additional Advance Notes (the “Additional Advance Notes”) to be issued in a registered direct offering in an aggregate principal amount not to exceed $1,000,000 (or, with the consent of the Additional Advance Notes Investor, $2,000,000) in any given month, up to an aggregate principal amount of $35,000,000 of Additional Advance Notes, provided, however, that no more than one Additional Advance Note may be issued during any 30-day period.

The Company also issued to the Investors warrants to purchase up to 2,513,406 shares of Common Stock (the “Warrants”), which have a five-year term and an exercise price of $3.93 per share, in each case subject to adjustment in accordance with the terms thereof. The Warrants are exercisable for cash. If, at the time the holder exercises any Warrants, a registration statement registering the issuance of the shares of Common Stock underlying the Warrants is not then effective or available for the issuance of such shares, then the Warrants may be net exercised on a cashless basis according to a formula set forth in the Warrants. There were 2,513,406 warrants outstanding as of December 31, 2022.

On December 19, 2022, the Company received $13,500,000 of gross proceeds from the Investors. The $13,500,000 was allocated between the Advanced Notes and Warrants purchased based on the relative fair value of these instruments. The fair value of the Advanced Notes was estimated as the proceeds received and the fair value of the Warrants was determined using the Black Scholes model using the following inputs and are both considered to be Level 2 inputs on the fair value hierarchy:

Warrants
Expected stock price volatility	129.5%
Dividend yield	0%
Risk-free interest rate	3.7%
Expected life of the warrants (in years)	2.5

Additionally, the Company determined the conversion feature was beneficial to the Investors at the date of issuance. The Company allocated a portion of the proceeds to the beneficial conversion feature ("BCF") based on its intrinsic value. The Company then allocated transaction costs based on these allocations resulting in the following allocation of proceeds:

	Gross Amount	Allocation	Original Note Discount	Transaction Costs	Net Amount
Convertible Debt	$15,000,000	$(7,480,058)	$(1,500,000)	$(930,678)	$5,089,264
Warrants	—	2,990,029	—	(462,256)	2,527,773
BCF	—	4,490,029	—	(694,155)	3,795,874
	$15,000,000	$—	$(1,500,000)	$(2,087,089)	$11,412,911

The discount on the note is recorded as interest expense ratably over the term of the note. During the year ended December 31, 2022, an Investor converted $107,101 principal into 70,000 shares of Common Stock. Interest payable on the Advance Notes, as of December 31, 2022 is approximately $22,100.